Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Bank Loans and Banking Facilities
9.	Bank Loans and Banking Facilities

Bank loans consisted of the following:

At December 31,	2019	2020
	(’000)	(’000)
Short-term bank loans	$1,433	$—
Debt issuance cost	(23)	—
Total short-term debt	1,410	—

Long-term bank loans	$96,354	$123,159
Debt issuance cost	(412)	(276)
Total debt	95,942	122,883
Less: current maturities	(2,081)	(122,883)
Total long-term debt	$93,861	$—

Future maturities of long-term bank loan are as follows:

At December 31,	2020
(’000)
2021	$123,159
Total	$123,159

The details of bank loans during the year ended December 31, 2020 are as follows:

	(’000)	Repayment Frequency
Loan from Bank of Beijing(1) Due August 14, 2022, at 6.46% per annum	$7,017	Quarterly
Loan from Bank of China(2) Due November 7, 2028, at 6.072% per annum	95,559	Semi-annually
Loan from Xiamen International Bank(6) Due January 6, 2022, at 7.40% per annum	16,365	Semi-annually
Loan from Industrial Bank(5) Due October 20, 2022, at 6.175% per annum	4,218	Quarterly
Total	$123,159

As of December 31, 2020, $72.33 million in bank loans have been obtained. The principal of the loan repaid during the year was $54.87 million.

Notes:

(1)

In August 2019, NTISZ obtained a bank loan of $7.16 million from Bank of Beijing (credit line of $7.16 million). It is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company. The loan is used for the construction of Nam Tai Technology Center. The financing cost was $0.29 million, and the principal of $0.50 million has been repaid during 2020.

(2)

In September 2019, Zastron Shenzhen signed a loan contract with Bank of China with a credit line of $143 million, with the land mortgage of Nam Tai Inno Park, the equity pledge of the Company and the guarantee provided by NTISZ. During 2020, the Company has withdrawn $39.56 million for the construction of Nam Tai Inno Park and repaid $23.15 million.

(3)

In October 2019, NTISZ has signed a credit contract with Baoan Branch of Shenzhen Rural Commercial Bank (“Shenzhen Rural Commercial Bank”) with a credit line of $143 million for the construction of Nam Tai Technology Center. The loan is guaranteed by the land mortgage of Nam Tai Technology Center, and the equity pledge of NTISZ. Zastron Shenzhen provides a liability guarantee. During 2020, the Company has withdrawn $16.82 million from Shenzhen Rural Commercial Bank, and total balance of $29.0 million was fully repaid.

(4)

In October 2019, NTISZ obtained a short-term bank loan of $1.43 million (credit line of $1.43 million) from China Everbright Bank for the construction of Nam Tai Technology Center. The loan is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company, with a financing cost of $0.03 million. During 2020, the Company has fully repaid $1.45 million from Shenzhen Rural Commercial Bank.

(5)

In October 2019, NTTP obtained a bank loan of $4.3 million (line of credit of $4.3 million) from Industrial Bank for general operation fund of Nam Tai Inno Valley. The loan is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company. The financing cost was $0.17 million. By the end of 2020, the principal has been repaid by $0.29 million.

(6)

In February 2020, Zastron Shenzhen obtained a bank loan of $15.95 million from Xiamen International Bank with a credit line of $15.95 million. The loan is mortgaged by the property of Nam Tai Inno Valley. During 2020, the Company has withdrawn $15.95 million from Xiamen International Bank and repaid $0.48 million.

(7)

On December 31, 2020, a total of $277.8 million (2019: $81.7 million) of real estate properties under development, buildings, real estate held for sales type lease buildings and real estate properties held for lease buildings have been pledged to banks to obtain loan facilities.

(8)

Certain of our loan agreements contain cross-default clauses. If any cross default occurs, these banks are entitled to accelerate payment of all or any part of the loan under their relevant loan agreements and to enforce all or any of the security for such loans.

(9)

In March 2021, the Company received demand letters from Bank of China, Bank of Beijing, Industrial Bank, and Xiamen International Bank (the “Lending Banks”), regarding payment in full of amounts due under the respective loan agreements with each bank. Following the issuance of demand letters, the Lending Banks have restricted the remittance from the bank accounts of the subsidiaries of the Company in China. The Company is negotiating with the Lending Banks. For details, please see Note 20 (3) to (5). As the events of default existed as of December 31, 2020, all borrowings have been classified as current liabilities as at December 31, 2020.